Inventories - Summary of Inventories (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Classes of current inventories [abstract]
Raw materials and consumables	₨ 84,449	$ 1,113	₨ 60,555
Work-in-progress	50,469	665	30,202
Finished goods	8,335	110	8,752
Total	₨ 143,253	$ 1,888	₨ 99,509